Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 1,504	$ 551	$ 507
Depreciation and amortization	1,736	1,755	1,973
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	74,373	73,209	66,741
Capital expenditure	783	269	251
Depreciation and amortization	1,402	1,540	1,754
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	41,038	34,651	28,638
Capital expenditure	721	282	256
Depreciation and amortization	334	215	219
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	115,411	107,860	95,379
Capital expenditure	1,504	551	507
Depreciation and amortization	$ 1,736	$ 1,755	$ 1,973